Investment Strategy - Federated Hermes Sustainable High Yield Bond Fund Inc.	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in a diversified portfolio of sustainable, lower-rated fixed-income investments (i.e., BB or lower). These investments include lower-rated corporate bonds (also known as “junk bonds”) which include debt securities issued by U.S. or foreign businesses (including emerging market debt securities). The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) does not target an average maturity for the Fund’s portfolio.The Adviser’s securities selection process includes a focus on sustainable investments and the avoidance of issuers with high environmental, social and governance (ESG) risk as determined in accordance with the Adviser’s sustainable investment methodology, which includes a proprietary analysis of a company’s creditworthiness, ESG risks and sustainability credentials. The Adviser assigns an ESG Rating to individual securities based on a proprietary assessment of material ESG risks. The Adviser determines these ratings based on research and due diligence, including a review of information that may be publicly available, company provided and/or from third party sources. The ESG Rating is determined by the Adviser’s view of risks including: environmental (e.g., temperature alignment, carbon intensity, water usage, waste reduction); social (e.g., human rights, employee rights, health/safety concerns, data privacy); and governance (e.g., management effectiveness and board composition). Additionally, issuers will be evaluated based on their approach to addressing greenhouse gas emissions based on the Adviser’s proprietary Climate Change Impact Score (CCI) methodology. These scores are determined by combining a review of data on greenhouse gas emissions, publicly available or company-disclosed information, third-party opinions and information derived from engagement with issuers. The Adviser may invest up to 15% of the Fund’s net assets in companies that have not been subject to sustainability analysis. The Fund will generally not purchase securities with ESG Ratings or CCI Scores below certain thresholds as determined by the Adviser. However, the Fund may purchase a “Green Bond,” “Social Bond” or “Sustainability-Linked Bond” (collectively, “GSS Bonds”) from certain issuers whose securities may otherwise be excluded based on ESG Ratings or CCI Scores. The Adviser will exclude companies that generate greater than 5% of their revenue from the manufacture of tobacco or controversial weapons, or that, in the Adviser’s view, are in violation of the UN Global Compact principles. For purposes of this strategy, examples of controversial weapons include cluster munitions, anti-personnel mines, biological weapons and chemical weapons. The Adviser also targets a lower weighted-average carbon intensity compared to that of the Bloomberg US Corporate High Yield 2% Issuer Capped Index. The Fund may invest in derivative contracts, in particular, futures contracts, option contracts and swap contracts, and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contracts or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in sustainable, lower-rated fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For the purposes of this policy, the Adviser will consider “sustainable” investments as those that are selected in accordance with its sustainable investment methodology, which is based on a materiality assessment of a company’s carbon intensity and incorporates a proprietary scoring methodology focusing on the overall sustainability credentials of issuers.